UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-9395

                       THIRD AVENUE VARIABLE SERIES TRUST
               (Exact name of registrant as specified in charter)

622 THIRD AVENUE, 32ND FLOOR, NEW YORK, NY                       10017
--------------------------------------------------------------------------------
 (Address of principal executive offices)                      (Zip code)

    W. JAMES HALL III, GENERAL COUNSEL, 622 THIRD AVENUE, NEW YORK, NY 10017
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-443-1021

Date of fiscal year end: DECEMBER 31, 2006

Date of reporting period: DECEMBER 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "1940 Act") is as follows:

                          [LOGO OF THIRD AVENUE FUNDS]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO

                                  ANNUAL REPORT
                                  -------------

                                DECEMBER 31, 2006

                          [LOGO OF THIRD AVENUE FUNDS]
                       THIRD AVENUE VARIABLE SERIES TRUST

                                 PRIVACY POLICY

Third Avenue Variable Series Trust and the Portfolio's Distributor respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Portfolio's Adviser and its affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

                      PROXY VOTING POLICIES AND PROCEDURES

The Portfolio has delegated the voting of proxies relating to voting securities to the Adviser pursuant to the Adviser's proxy voting guidelines. A description of these proxy voting guidelines, as well as information relating to how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 (available beginning each August 31), is available
(i) without charge, upon request, by calling (800) 443-1021 and (ii) on the website of the Securities and Exchange Commission at http://www.sec.gov.

                   SCHEDULE OF PORTFOLIO HOLDINGS -- FORM N-Q

Beginning on the fiscal quarter ended September 30, 2004, the Third Avenue Value Portfolio began to file the complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Third Avenue Value Portfolio Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                          [LOGO OF THIRD AVENUE FUNDS]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                         PORTFOLIO MANAGEMENT DISCUSSION
                                DECEMBER 31, 2006
                                   (UNAUDITED)

At December 31, 2006 the audited net asset value attributable to each of the 18,118,647 common shares outstanding of the Third Avenue Value Portfolio ("TAVP" or the "Portfolio") was $29.84 per share. This compares with an audited net asset value at December 31, 2005 of $25.67 per share, adjusted for a subsequent distribution to shareholders.

                                                           AVERAGE ANNUAL RETURNS
                                                   --------------------------------------------
                                  ONE YEAR ENDED                                SINCE INCEPTION
                                     12/31/06      THREE YEAR     FIVE YEAR         (9/21/99)
                                  --------------   ----------     ---------     ---------------
Third Avenue Value Portfolio          15.78%         16.75%         15.15%           18.82%
S&P 500 Index                         15.79%         10.44%          6.19%            2.76%
Russell 2500 Index                    16.16%         14.10%         12.19%           11.58%

TAVP seeks to achieve long-term capital appreciation and does not seek to track any benchmark. The Portfolio is managed for the long-term and does not seek to maximize short-term performance. Various comparative indices are included above for illustrative purposes both for the most recent year and over longer periods, although it is important to note that the Portfolio's composition varies significantly from that of any benchmarks. During 2006, the Portfolio underperformed these indices. Due to Portfolio Management's long-term focus, we believe that the Portfolio's performance should be judged over the long-term and in the absolute, rather than against any of these indices. Based on such criteria, we are happy with the Portfolio's performance over the long-term and are not displeased with this year's gains. During the twelve-month period ended December 31, 2006, the Portfolio returned 15.78%.

The Portfolio's positive absolute performance is attributable in part to strong performance by some of the Portfolio's holdings in the real estate sector, such as Brookfield Asset Management, Forest City Enterprises and Trammell Crow Company. The Portfolio's performance was also positively affected by meaningful market appreciation in other securities, including Industrias Bachoco, S.A., and CommScope, Inc. Furthermore, announced and/or completed resource conversions (e.g., mergers and acquisitions) involving several holdings, including Maverick Tube Corp., American Power Conversion Corp. and Trammell Crow Company, also contributed to performance during the year. Significant detractors from performance during the year included Legg Mason, Inc., Comverse Technology, Inc. and Nabors Industries, Ltd. Conditions in the auto industry, which continued to be difficult this year, negatively affected Superior Industries International, Inc., a portfolio holding in the auto parts sector. The St. Joe Company ("St. Joe") also negatively affected performance. During the year, St. Joe, a real estate operating company focused in Florida, was impacted by slowing growth in its markets. The near-term outlook for these markets, as well as for the U.S. housing market in general, is uncertain, and this outlook appears to have influenced the performance of St. Joe common stock during the year. Portfolio Management continues to believe in the quality of the long-term fundamentals of St. Joe and all of the Portfolio's investments.

The Portfolio continues to look for suitable investment opportunities that meet our strict investment criteria.

                          [LOGO OF THIRD AVENUE FUNDS]

THE INFORMATION IN THE PORTFOLIO MANAGEMENT DISCUSSION REPRESENTS A FACTUAL OVERVIEW OF THE FUND'S PERFORMANCE AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF THE INVESTMENT TEAM AND MAY DIFFER FROM THOSE OF OTHER INVESTMENT TEAMS OR THE FIRM AS A WHOLE. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE PORTFOLIO'S HOLDINGS, THE PORTFOLIO'S PERFORMANCE, AND THE INVESTMENT TEAM'S VIEWS ARE AS OF DECEMBER 31, 2006, AND ARE SUBJECT TO CHANGE.

Third Avenue Value Portfolio IS OFFERED BY PROSPECTUS ONLY. Prospectuses contain more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks. The Russell 2500 Index measures the performance of small- to mid-sized companies. The S&P 500 Index and the Russell 2500 Index are not securities that can be purchased or sold, and their total returns are reflective of unmanaged portfolios. The returns include reinvestment of interest, capital gains and dividends.

                          [LOGO OF THIRD AVENUE FUNDS]

                             PERFORMANCE INFORMATION
                                   (UNAUDITED)

PERFORMANCE ILLUSTRATIONS

   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE VALUE PORTFOLIO (TAVP), THE STANDARD & POOR'S 500 INDEX (S&P 500) AND THE RUSSELL 2500
      INDEX FROM INCEPTION OF THE FUND (9/21/99) THROUGH DECEMBER 31, 2006

                           Average Annual Total Return

         1 Year          3 Year            5 Year          Since Inception
         15.78%          16.75%            15.15%              18.82%

                              [LINE CHART OMITTED]

  [The following table was depicted as a line chart in the printed materials.]

                        TAVP*            S&P 500 Index*    Russell 2500 Index*

      9/21/1999          10000                10000               10000
     12/31/1999          10840              11273.2             11841.2
     12/31/2000        15232.4              10246.2             12346.8
     12/31/2001        17316.2              9028.95             12497.5
     12/31/2002        15459.9              7033.55             10274.2
     12/31/2003        22034.9              9050.78             14949.9
     12/31/2004        26419.9              10035.5             17684.3
     12/31/2005        30285.1              10528.2             19118.5
     12/31/2006        35064.1              12190.7               22208

----------
* All returns include reinvestment of all distributions.

As with all mutual funds, past performance does not indicate future results.

                          [LOGO OF THIRD AVENUE FUNDS]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                              AT DECEMBER 31, 2006

                                   PRINCIPAL                                                                          VALUE
                                  AMOUNT ($)   ISSUES                                                               (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - 0.19%

Consumer Products - 0.19%         4,143,000    Home Products International, Inc., 9.625%, due 05/15/08 (a)(b)*    $  1,035,750
                                                                                                                  ------------
                                               TOTAL CORPORATE BONDS
                                               (Cost $3,749,310)                                                     1,035,750
                                                                                                                  ------------

                                    SHARES
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 86.50%

Agriculture Chemicals - 0.82%       140,200    Agrium, Inc. (Canada)                                                 4,414,898
                                                                                                                  ------------
Auto Parts - 1.05%                  294,400    Superior Industries International, Inc.                               5,673,088
                                                                                                                  ------------
Consumer Products - 4.37%           433,246    JAKKS Pacific, Inc. (a)                                               9,462,093
                                    167,965    K-Swiss, Inc., Class A                                                5,163,244
                                    300,500    Leapfrog Enterprises, Inc. (a)                                        2,848,740
                                    398,300    Russ Berrie & Co., Inc. (a)                                           6,153,735
                                                                                                                  ------------
                                                                                                                    23,627,812
                                                                                                                  ------------
Diversified Media - 0.76%           327,742    Journal Communications, Inc., Class A                                 4,132,827
                                                                                                                  ------------
Electronics Components - 8.48%      213,500    American Power Conversion Corp.                                       6,530,965
                                     28,300    Analogic Corp.                                                        1,588,762
                                    501,000    AVX Corp.                                                             7,409,790
                                     42,500    Bel Fuse, Inc., Class A                                               1,282,225
                                    196,600    Bel Fuse, Inc., Class B                                               6,839,714
                                    153,300    Electronics for Imaging, Inc. (a)                                     4,074,714
                                    192,500    Herley Industries, Inc. (a)                                           3,116,575
                                    100,022    Hutchinson Technology, Inc. (a)                                       2,357,519
                                     50,000    Ingram Micro, Inc., Class A (a)                                       1,020,500
                                    172,700    Technitrol, Inc.                                                      4,125,803
                                    555,000    Vishay Intertechnology, Inc. (a)                                      7,514,700
                                                                                                                  ------------
                                                                                                                    45,861,267
                                                                                                                  ------------
Energy/Services - 0.81%               6,300    Tidewater, Inc.                                                         304,668
                                    214,200    Willbros Group, Inc. (a) (Panama)                                     4,048,380
                                                                                                                  ------------
                                                                                                                     4,353,048
                                                                                                                  ------------
Financial Insurance - 0.34%          25,300    MBIA, Inc.                                                            1,848,418
                                                                                                                  ------------
Financial Services - 0.31%           30,000    CIT Group, Inc.                                                       1,673,100
                                                                                                                  ------------
Food Products - 3.17%               400,400    Industrias Bachoco, S.A. de CV, ADR (Mexico)                         11,611,600
                                    183,395    Sanderson Farms, Inc.                                                 5,555,035
                                                                                                                  ------------
                                                                                                                    17,166,635
                                                                                                                  ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          [LOGO OF THIRD AVENUE FUNDS]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                              AT DECEMBER 31, 2006

                                                                                                                      VALUE
                                    SHARES     ISSUES                                                               (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Forest Products & Paper - 1.29%     419,300    Canfor Corp. (a) (Canada)                                          $  3,879,644
                                     10,803    Canfor Pulp Income Fund (Canada)                                        114,310
                                  1,037,818    Catalyst Paper Corp. (a) (b) (e) (Canada)                             3,001,364
                                                                                                                  ------------
                                                                                                                     6,995,318
                                                                                                                  ------------
Healthcare Services - 1.15%         284,000    Cross Country Healthcare, Inc. (a)                                    6,196,880
                                                                                                                  ------------
Holding Companies - 11.81%          759,825    Brookfield Asset Management, Inc., Class A (Canada)                  36,608,368
                                    380,000    Guoco Group, Ltd. (Hong Kong) ++                                      4,689,971
                                    690,000    Hutchison Whampoa, Ltd. (Hong Kong)                                   7,012,393
                                    430,000    Investor AB, Class A (Sweden)                                        10,426,603
                                    127,500    Leucadia National Corp.                                               3,595,500
                                    409,000    Wharf (Holdings), Ltd. (The) (Hong Kong)                              1,511,738
                                                                                                                  ------------
                                                                                                                    63,844,573
                                                                                                                  ------------
Industrial Equipment - 5.34%        214,300    Alamo Group, Inc.                                                     5,027,478
                                     80,087    A.S.V., Inc. (a)                                                      1,303,015
                                    375,000    Toyota Industries Corp. (Japan)                                      17,236,671
                                    150,000    Trinity Industries, Inc.                                              5,280,000
                                                                                                                  ------------
                                                                                                                    28,847,164
                                                                                                                  ------------
Insurance & Reinsurance - 3.76%     128,100    Arch Capital Group, Ltd. (a) (Bermuda)                                8,660,841
                                  1,040,000    BRIT Insurance Holdings PLC (United Kingdom)                          6,429,620
                                     97,278    Radian Group, Inc.                                                    5,244,257
                                                                                                                  ------------
                                                                                                                    20,334,718
                                                                                                                  ------------
Life Insurance - 1.58%              538,500    Phoenix Cos., Inc. (The)                                              8,556,765
                                                                                                                  ------------
Manufactured Housing - 0.73%        360,807    Coachmen Industries, Inc.                                             3,968,877
                                                                                                                  ------------
Medical Supplies
& Services - 0.98%                  170,000    Daiichi Sankyo Co., Ltd. (Japan)                                      5,314,062
                                                                                                                  ------------
Natural Resources                   215,700    Brookfield Properties Corp. (Canada)                                  8,483,481
& Real Estate - 7.03%                42,500    Deltic Timber Corp.                                                   2,370,650
                                    262,100    Forest City Enterprises, Inc., Class A                               15,306,640
                                    202,200    St. Joe Co. (The)                                                    10,831,854
                                     18,000    Tejon Ranch Co. (a)                                                   1,005,120
                                                                                                                  ------------
                                                                                                                    37,997,745
                                                                                                                  ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          [LOGO OF THIRD AVENUE FUNDS]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                              AT DECEMBER 31, 2006

                                                                                                                      VALUE
                                    SHARES     ISSUES                                                               (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

Non-Life Insurance - 2.79%          420,250    Millea Holdings, Inc., ADR (Japan)                                 $ 15,074,368
                                                                                                                  ------------
Oil Services - 5.51%                 25,000    Cimarex Energy Co.                                                      912,500
                                    247,000    EnCana Corp. (Canada)                                                11,349,650
                                    240,000    Nabors Industries, Ltd. (a) (Bermuda)                                 7,147,200
                                    112,500    Pogo Producing Co.                                                    5,449,500
                                     50,000    Suncor Energy, Inc. (Canada)                                          3,945,500
                                     21,400    Whiting Petroleum Corp. (a)                                             997,240
                                                                                                                  ------------
                                                                                                                    29,801,590
                                                                                                                  ------------
Pharmaceutical Services - 0.98%     115,329    PAREXEL International Corp. (a)                                       3,341,081
                                     60,000    Pharmaceutical Product Development, Inc.                              1,933,200
                                                                                                                  ------------
                                                                                                                     5,274,281
                                                                                                                  ------------
Real Estate                         495,702    Origen Financial, Inc.                                                3,395,559
Investment Trust - 3.81%            217,835    ProLogis                                                             13,237,833
                                     32,600    Vornado Realty Trust                                                  3,960,900
                                                                                                                  ------------
                                                                                                                    20,594,292
                                                                                                                  ------------
Retail - 0.87%                      217,500    Haverty Furniture Cos., Inc.                                          3,219,000
                                      9,000    Sears Holding Corp. (a)                                               1,511,370
                                                                                                                  ------------
                                                                                                                     4,730,370
                                                                                                                  ------------
Savings & Loans/Thrifts - 4.84%     262,900    Brookline Bancorp, Inc.                                               3,462,393
                                    305,713    Investors Bancorp, Inc. (a)                                           4,808,865
                                    158,395    Kearny Financial Corp.                                                2,543,824
                                    765,900    NewAlliance Bancshares, Inc.                                         12,560,760
                                     83,421    Rockville Financial, Inc.                                             1,489,065
                                     72,085    Wauwatosa Holdings, Inc. (a)                                          1,284,555
                                                                                                                  ------------
                                                                                                                    26,149,462
                                                                                                                  ------------
Security Brokers                    183,550    Legg Mason, Inc.                                                     17,446,428
& Asset Management - 4.78%           15,000    Mellon Financial Corp.                                                  632,250
                                    187,590    SWS Group, Inc.                                                       6,696,963
                                     45,615    Westwood Holdings Group, Inc.                                         1,050,513
                                                                                                                  ------------
                                                                                                                    25,826,154
                                                                                                                  ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          [LOGO OF THIRD AVENUE FUNDS]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                              AT DECEMBER 31, 2006

                                                                                                                      VALUE
                                    SHARES     ISSUES                                                               (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

Semiconductor                       150,000    Applied Materials, Inc.                                            $  2,767,500
Equipment Manufacturers              96,900    Coherent, Inc. (a)                                                    3,059,133
& Related - 1.79%                   191,500    Electro Scientific Industries, Inc. (a)                               3,856,810
                                                                                                                  ------------
                                                                                                                     9,683,443
                                                                                                                  ------------
Software - 1.15%                    797,750    Borland Software Corp. (a)                                            4,339,760
                                     70,000    Synopsys, Inc. (a)                                                    1,871,100
                                                                                                                  ------------
                                                                                                                     6,210,860
                                                                                                                  ------------
Steel & Specialty Steel - 0.76%      50,000    POSCO, ADR (South Korea)                                              4,133,500
                                                                                                                  ------------
Telecommunications                  358,900    CommScope, Inc. (a)                                                  10,939,272
Equipment - 5.44%                   361,151    Comverse Technology, Inc. (a)                                         7,623,898
                                    790,395    Sycamore Networks, Inc. (a)                                           2,971,885
                                    768,100    Tellabs, Inc. (a)                                                     7,880,706
                                                                                                                  ------------
                                                                                                                    29,415,761
                                                                                                                  ------------
                                               TOTAL COMMON STOCKS
                                               (Cost $269,490,783)                                                 467,701,276
                                                                                                                  ------------

                                   CONTRACTS
------------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.00%#

Retail - 0.00%                           90    Sears Holding Corp., Put Strike $120, expires 01/20/07                      450
                                                                                                                  ------------
                                               TOTAL PURCHASED OPTIONS
                                               (Cost $154,175)                                                             450
                                                                                                                  ------------

                                   PRINCIPAL
                                  AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 6.46%

U.S. Treasury Bills - 6.46%      35,000,000    U.S. Treasury Bills, 4.91%-5.15%+, due 01/04/07-01/25/07             34,942,497
                                                                                                                  ------------
                                               TOTAL SHORT TERM INVESTMENTS
                                               (Cost $34,942,497)                                                   34,942,497
                                                                                                                  ------------
                                               TOTAL INVESTMENTS EXCLUDING REPURCHASE AGREEMENT
                                               (Cost $308,336,765)                                                 503,679,973
                                                                                                                  ------------
REPURCHASE AGREEMENT - 7.13%

Repurchase Agreement - 7.13%     38,564,741    Bear Stearns, 4.85%, dated 12/29/06, due 01/02/07 (d)                38,564,741
                                                                                                                  ------------
                                               TOTAL REPURCHASE AGREEMENT
                                               (Cost $38,564,741)                                                   38,564,741
                                                                                                                  ------------
                                               TOTAL INVESTMENT PORTFOLIO - 100.28%
                                               (Cost $346,901,506)                                                 542,244,714
                                                                                                                  ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          [LOGO OF THIRD AVENUE FUNDS]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                              AT DECEMBER 31, 2006

                                                                                                                      VALUE
                                   CONTRACTS   ISSUES                                                               (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------
WRITTEN OPTIONS - (0.02%)

Retail - (0.02%)                         90    Sears Holding Corp., Call Strike $155, expires 01/20/07 (c)        $   (121,140)
                                                                                                                  ------------
                                               TOTAL WRITTEN OPTIONS
                                               (Premiums received $154,520)                                           (121,140)
                                                                                                                  ------------
                                               LIABILITIES IN EXCESS OF
                                               OTHER ASSETS - (0.26%)                                               (1,417,778)
                                                                                                                  ------------
                                               NET ASSETS - 100.00%
                                               (Applicable to 18,118,647
                                               shares outstanding)                                                $540,705,796
                                                                                                                  ============

Notes:
(a)   Non-income producing security.
(b)   Fair valued securities:

                                                     Carrying Value
      Security                                          Per Unit            Acquisition Date            Acquisition Cost
      --------                                       --------------         ----------------            ----------------
      Catalyst Paper Corp. ^                              $2.89                10/23/2006                  $3,086,375
      Home Products International, Inc., 9.625%,
      due 05/15/08                                        25.00         10/18/2001 to 08/24/2005            3,462,882

^     Restricted.
(c)   Collateralized by Sears Holding Corp. common stock.
(d) Repurchase agreement collateralized by U.S. Treasury Strips, par value $94,865,000, due 2/15/08-8/15/27, value $39,684,403.
(e)   Security subject to restrictions on resale.
*     Issuer in default.
+     Annualized yield at date of purchase.
++    Incorporated in Bermuda.
#     Amount represents less than 0.01% of net assets.
ADR:  American Depository Receipt.
The aggregate cost for federal income tax purposes is $365,138,840.
The aggregate gross unrealized appreciation is $188,246,011.
The aggregate gross unrealized depreciation is $(11,140,137).

Country Concentration:

                       % of
                    Net Assets
                    ----------

United States         67.88%
Canada                13.28
Japan                  6.96
Bermuda                2.92
Hong Kong              2.44
Mexico                 2.15
Sweden                 1.93
United Kingdom         1.19
South Korea            0.76
PANAMA                 0.75
                    -------
Total                100.26%
                    =======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          [LOGO OF THIRD AVENUE FUNDS]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                              AT DECEMBER 31, 2006

THE SUMMARY OF INVESTMENTS AS OF DECEMBER 31, 2006 IS AS FOLLOWS:
(UNAUDITED)

                               [BAR CHART OMITTED]

   [The following table was depicted as a bar chart in the printed materials.]

      Holding Companies                                            11.81
      Electronics Components                                        8.48
      Natural Resources & Real Estate                               7.03
      Oil Services                                                  5.51
      Telecommunications Equipment                                  5.44
      Industrial Equipment                                          5.33
      Savings & Loans/Thrifts                                       4.84
      Security Brokers & Asset Management                           4.78
      Consumer Products                                             4.56
      Real Estate Investment Trusts                                 3.81
      Insurance & Reinsurance                                       3.76
      Food Products                                                 3.17
      Non-Life Insurance                                            2.79
      Semiconductor Equipment Manufacturers & Related               1.79
      Life Insurance                                                1.58
      Forest Products & Paper                                       1.29
      Healthcare Services                                           1.15
      Software                                                      1.15
      Auto Parts                                                    1.05
      Other                                                         7.35
      Cash & Equivalents (Net)                                     13.33

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          [LOGO OF THIRD AVENUE FUNDS]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006

ASSETS:
Investments at value (cost of $308,336,765) (Notes 1 and 4)          $ 503,679,973
  Repurchase agreements (cost of $38,564,741)                           38,564,741
                                                                     -------------
      Total Investments (Cost of $346,901,506)                         542,244,714
Dividends and interest receivable                                          221,509
Receivable for fund shares sold                                             74,359
Other assets                                                                 3,507
                                                                     -------------
      Total assets                                                     542,544,089
                                                                     -------------
LIABILITIES:
Payable for fund shares redeemed                                           578,034
Payable to investment adviser                                              415,397
Payable for securities purchased                                           408,544
Payable for other shareholder servicing fees (Note 3)                      170,034
Accounts payable and accrued expenses                                      144,927
Written options, at value (premiums received $154,520)                     121,140
Payable to Trustees                                                            217
Commitments (Note 6)                                                            --
                                                                     -------------
      Total liabilities                                                  1,838,293
                                                                     -------------
      Net assets                                                     $ 540,705,796
                                                                     =============
SUMMARY OF NET ASSETS:
Capital stock, unlimited shares authorized, $0.001 par value,
  18,118,647 shares outstanding                                      $ 318,308,830
Accumulated distributions in excess of net investment income            (6,582,093)
Accumulated undistributed net realized gains from investments and
  foreign currency transactions                                         33,602,541
Net unrealized appreciation of investments and translation
  of foreign currency denominated assets and liabilities               195,376,518
                                                                     -------------
      Net assets applicable to capital shares outstanding            $ 540,705,796
                                                                     =============
Net asset value, offering and redemption price per share             $       29.84
                                                                     =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          [LOGO OF THIRD AVENUE FUNDS]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2006

INVESTMENT INCOME:
  Interest                                                                               $  5,174,918
  Dividends (net of foreign withholding tax of $180,750)                                    4,603,685
  Other income                                                                                    101
                                                                                         ------------
    Total investment income                                                                 9,778,704
                                                                                         ------------

EXPENSES:
  Investment advisory fees (Note 3)                                                         4,603,284
  Other shareholder servicing fees (Note 3)                                                   889,000
  Reports to shareholders                                                                     104,599
  Accounting services                                                                          94,700
  Custodian fees                                                                               92,100
  Auditing and tax consulting fees                                                             66,865
  Transfer agent fees                                                                          40,979
  Administration fees (Note 3)                                                                 32,400
  Trustees' and officers fees and expenses                                                     19,904
  Legal fees                                                                                   17,500
  Insurance expense                                                                             9,470
  Miscellaneous expenses                                                                       12,369
                                                                                         ------------
    Total operating expenses                                                                5,983,170
                                                                                         ------------
    Net investment income                                                                   3,795,534
                                                                                         ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on investments                                                         34,544,258
  Net realized loss on foreign currency transactions                                             (602)
  Net change in unrealized appreciation on investments                                     36,000,390
  Net change in unrealized depreciation on written options                                    (41,940)
  Net change in unrealized depreciation on translation of other
    assets and liabilities denominated in foreign currency                                        (70)
                                                                                         ------------
  Net realized and unrealized gain on investments,
    written options and foreign currency transactions                                      70,502,036
                                                                                         ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $ 74,297,570
                                                                                         ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          [LOGO OF THIRD AVENUE FUNDS]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     FOR THE             FOR THE
                                                                                   YEAR ENDED          YEAR ENDED
                                                                                DECEMBER 31, 2006   DECEMBER 31, 2005
                                                                                -----------------   -----------------
OPERATIONS:
  Net investment income                                                           $   3,795,534       $     186,673
  Net realized gain on investments and foreign currency transactions                 34,543,656          24,057,849
  Net change in unrealized appreciation on investments                               36,000,390          36,583,656
  Net change in unrealized appreciation (depreciation) on written options               (41,940)             75,320
  Net change in unrealized appreciation (depreciation) on translation of other
    assets and liabilities denominated in foreign currency                                  (70)                 --
                                                                                  -------------       -------------
  Net increase in net assets resulting from operations                               74,297,570          60,903,498
                                                                                  -------------       -------------

DISTRIBUTIONS:
  Dividends to shareholders from net investment income                               (6,737,243)         (5,694,805)
  Distributions to shareholders from net realized gains                             (22,947,774)         (9,275,077)
                                                                                  -------------       -------------
  Decrease in net assets from distributions                                         (29,685,017)        (14,969,882)
                                                                                  -------------       -------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                                                       60,726,007          48,655,713
  Net asset value of shares issued in reinvestment of distributions                  29,685,017          14,969,882
  Cost of shares redeemed                                                           (75,569,392)        (36,368,455)
                                                                                  -------------       -------------
  Net increase in net assets resulting from capital
    share transactions                                                               14,841,632          27,257,140
                                                                                  -------------       -------------
  Net increase in net assets                                                         59,454,185          73,190,756
  Net assets at beginning of year                                                   481,251,611         408,060,855
                                                                                  -------------       -------------
  Net assets at end of year (including undistributed net investment
    income of $0 and $0, respectively)                                            $ 540,705,796       $ 481,251,611
                                                                                  =============       =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          [LOGO OF THIRD AVENUE FUNDS]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                              FINANCIAL HIGHLIGHTS

SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                                                YEARS ENDED DECEMBER 31,
                                                         ---------------------------------------------------------------------
                                                            2006           2005           2004           2003           2002
                                                         ---------      ---------      ---------      ---------      ---------
Net asset value, beginning of year                       $   27.41      $   24.73      $   20.96      $   14.99      $   17.13
                                                         ---------      ---------      ---------      ---------      ---------
Income (loss) from investment operations:
  Net investment income                                       0.29           0.02           0.07             --+          0.02
  Net gain (loss) on investments and foreign currency
    transactions (both realized and unrealized)               3.88           3.55           4.05           6.33          (1.86)
                                                         ---------      ---------      ---------      ---------      ---------
  Total from investment operations                            4.17           3.57           4.12           6.33          (1.84)
                                                         ---------      ---------      ---------      ---------      ---------

Less Distributions:
  Dividends from net investment income                       (0.40)         (0.34)         (0.12)         (0.03)         (0.03)
  Distributions from realized gains                          (1.34)         (0.55)         (0.23)         (0.33)         (0.27)
                                                         ---------      ---------      ---------      ---------      ---------
  Total distributions                                        (1.74)         (0.89)         (0.35)         (0.36)         (0.30)
                                                         ---------      ---------      ---------      ---------      ---------

 Net asset value, end of year                            $   29.84      $   27.41      $   24.73      $   20.96      $   14.99
                                                         =========      =========      =========      =========      =========
Total return                                                 15.78%         14.63%         19.90%         42.53%        (10.72)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)                 $ 540,706      $ 481,252      $ 408,061      $ 314,806      $ 192,315
  Ratio of expenses to average net assets
    Before expense reimbursement                              1.17%          1.19%          1.21%          1.24%          1.25%
    After expense reimbursement                                N/A            N/A            N/A           1.30%          1.30%
  Ratio of net income to average net assets
    Before expense reimbursement                              0.74%          0.04%          0.31%          0.08%          0.25%
    After expense reimbursement                                N/A            N/A            N/A           0.02%          0.20%
  Portfolio turnover rate                                        9%            12%            10%            16%            22%

+     Less than $0.01 per share.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          [LOGO OF THIRD AVENUE FUNDS]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION:

Third Avenue Variable Series Trust (the "Trust") is an open-end management investment company organized as a Delaware statutory trust pursuant to a Trust Instrument dated June 16, 1999. The Trust currently consists of one non-diversified (within the meaning of Section 5(b)(2) of the Investment Company
Act) investment series, Third Avenue Value Portfolio (the "Portfolio"). Third Avenue Management LLC (the "Adviser") provides investment advisory services to the Portfolio. The Portfolio seeks to achieve its investment objective of long-term capital appreciation by adhering to a strict value discipline when selecting securities. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their liquid resources) at a discount to what the Adviser believes is their intrinsic value.

The shares of the Portfolio may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts. At December 31, 2006, the Trust was offered as an investment option by six insurance companies and accordingly a decision by any insurance company to withdraw its participation may have a negative impact on the Trust.

ACCOUNTING POLICIES:

The policies described below are followed consistently by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

SECURITY VALUATION:

Generally, the Portfolio's investments are valued at market value. Securities traded on a principal stock exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sales price, the NASDAQ official close price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust's Board of Trustees, the Portfolio may adjust the prices of securities traded in foreign markets, as appropriate, to reflect the fair value as of the time the Portfolio's net asset value is calculated. Temporary cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are amortized to maturity based on their cost.

The Portfolio may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws ("restricted securities").
Restricted securities and other securities and assets for which market quotations are not readily available are valued at "fair value", as determined in good faith by the Portfolio's Valuation Committee as authorized by the Board of Trustees of the Portfolio, under procedures established by the Board of Trustees. As of December 31, 2006, such securities had a total fair value of $4,037,114 or 0.75% of net assets. Among the factors considered by the Valuation Committee in determining fair value are the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the Portfolio's cost at the date of purchase, the percentage of the Portfolio's beneficial ownership of the issuer's common stock and debt securities, the operating results of the issuer, the discount from market value of any similar unrestricted securities

                          [LOGO OF THIRD AVENUE FUNDS]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2006

of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income, including, where applicable, amortization of premium and accretion of discount on investments, is accrued daily, except when collection is not expected. Payments received from certain investments held by the Portfolio may be comprised of dividends, capital gain distribution and return of capital. The Portfolio originally estimates the expected classification of such payments. These amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are reported on an identified cost basis.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS:

The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

      o     INVESTMENTS  AND  ASSETS  AND  LIABILITIES  DENOMINATED  IN  FOREIGN
            CURRENCIES: At the prevailing rates of exchange on the valuation date.

      o INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period. The Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of equity securities sold during the period.
Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Pursuant to U.S. Federal income tax law and regulations, gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. Federal income tax purposes.

OPTION CONTRACTS:

An option  contract gives the buyer the right,  but not the  obligation,  to buy
(call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid. Investments in options contracts require the Portfolio to fair value or mark-to-market option contracts on a daily basis, which reflects the change in the market value of the contracts at the close of

                          [LOGO OF THIRD AVENUE FUNDS]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2006

each day's trading. The cost of options that expire unexercised are treated by the Portfolio, on expiration date as realized losses on investments.

When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

REPURCHASE AGREEMENTS:

The Portfolio may invest excess cash in repurchase agreements whereby the Portfolio purchases securities, which serve as collateral, with an agreement to resell such securities at the maturity date of the repurchase agreement. Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income paid to shareholders and distributions from realized gains on sales of securities paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax laws and regulations which may differ from accounting principals generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their tax-basis treatment. Temporary differences do not require reclassification.

For the year ended December 31, 2006, permanent differences were reclassified as shown below:

                 INCREASE                           DECREASE TO
              TO ACCUMULATED                 ACCUMULATED UNDISTRIBUTED
             DISTRIBUTIONS IN                 NET REALIZED GAINS FROM
               EXCESS OF NET                 INVESTMENTS AND FOREIGN
             INVESTMENT INCOME                 CURRENCY TRANSACTIONS
             -----------------                 ---------------------
                 $940,697                           $(940,697)

These reclassifications are primarily due to foreign currency gain (loss) and market discount.

                          [LOGO OF THIRD AVENUE FUNDS]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2006

The tax character of dividends and distributions paid during the years ended December 31, 2006 and December 31, 2005 were as follows:

                ORDINARY INCOME          NET LONG-TERM CAPITAL GAIN
               2006         2005              2006         2005
               ----         ----              ----         ----
            $7,051,310   $10,366,363       $22,633,707  $4,603,519

At December 31, 2006, the tax-basis components of distributable earnings were as follows:

                                  UNDISTRIBUTED
              UNDISTRIBUTED         LONG-TERM               NET
                ORDINARY             CAPITAL            UNREALIZED
                 INCOME               GAIN             APPRECIATION
                 ------               ----             ------------
               $12,153,953         $33,107,233         $177,135,780

Net capital and currency losses incurred after October 31, but within the Portfolio's fiscal year, are deemed to arise on the first business day of the following fiscal year for tax purposes. For the fiscal year ended December 31, 2006 the Portfolio incurred a post-October net realized currency loss of $3,404.

The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Portfolio's unrealized appreciation difference is attributable primarily to mark-to-market tax treatment of certain passive foreign investment companies, differences in the treatment of amortization of bond discount and premium, Real Estate Investment Trust ("REIT") adjustments and other timing differences. Actual distributions to shareholders may differ from the amounts above.

FEDERAL INCOME TAXES:

The Portfolio has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no Federal income tax provision is required.

EXPENSE ALLOCATION:

Expenses attributable to the Portfolio are charged to the Portfolio. Certain expenses are shared with Third Avenue Trust, an affiliated fund group. Such costs are allocated using the ratio of the Portfolio's net assets relative to the total net assets of Third Avenue Trust.

TRUSTEES' AND OFFICERS' FEES:

The Trust does not pay any fees to its officers for their services as such, except for the Chief Compliance Officer, which for the year ended December 31, 2006 the Portfolio paid $3,504. The Trust does pay, together with its affiliate Third Avenue Trust, Trustees who are not affiliated with the Adviser a fee of $4,000 for each meeting of the Board of Trustees that they attend, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at meetings. If a special meeting is required, Trustees will each receive $2,000. The Trust, together with the Third Avenue Trust, also pays non-interested Trustees an annual stipend of $50,000, effective July 1, 2006. Prior to July 1, 2006, the annual stipend was $44,000 for each trustee. The Trustees on the Audit Committee each receive $1,500 for each audit committee meeting, and the audit committee chairman receives and annual retainer of $2,000.

                          [LOGO OF THIRD AVENUE FUNDS]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2006

NEW ACCOUNTING PRONOUNCEMENTS:

In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No.48, "Accounting for Uncertainty in Income Taxes--an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is to be implemented no later than for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Adviser has recently begun to evaluate the application of the Interpretation to the Portfolio, and is not in a position at this time to estimate the significance of its impact, if any, on the financial statements.

In addition, in September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. The Adviser has recently begun to evaluate the application of the Fair Value Measurements to the Portfolio, and is not in position at this time to estimate the significance of its impact, if any, on the financial statements.

2. SECURITIES TRANSACTIONS

PURCHASES AND SALES/CONVERSIONS:

The cost of purchases, and proceeds from sales and conversions of investments, excluding short-term investments, for the year ended December 31, 2006 were as follows:

                        PURCHASES                      SALES
                        ---------                      -----
                       $40,364,961                  $66,875,453

Written options transactions during the period are summarized as follows:

                                              NUMBER OF          PREMIUMS
                                              CONTRACTS          RECEIVED
      --------------------------------------------------------------------
      Options outstanding at
          December 31, 2005                         90            $154,520
      --------------------------------------------------------------------
      Options written                               --                  --
      Options terminated in
          closing purchase transactions             --                  --
      Options exercised                             --                  --
      --------------------------------------------------------------------
      Options outstanding at
          December 31, 2006                         90            $154,520
      --------------------------------------------------------------------

                          [LOGO OF THIRD AVENUE FUNDS]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2006

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENT

The Portfolio has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreement provide for a monthly fee of 1/12 of 0.90% (an annual fee of 0.90%) of the total average daily net assets of the Portfolio. Additionally, under the terms of the Investment Advisory Agreement, the Adviser pays certain expenses on behalf of the Portfolio, which are reimbursable by the Portfolio, including service fees due to third parties, the compensation expense for the Portfolio's Chief Compliance Officer (described above in Note 1) and other miscellaneous expenses. At December 31, 2006, the Portfolio had amounts payable to the Adviser of $116,039 for reimbursement of expenses paid by the Adviser. Under current arrangements, whenever, in any fiscal year, the Portfolio's normal operating expenses, including the investment advisory fee, but excluding broker commissions, exceeds 1.30% of the Portfolio's average daily net assets, the Adviser is obligated to reimburse the Portfolio in an amount equal to that excess. No expense reimbursement was required for the year ended December 31, 2006.

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a Sub-Administration Agreement with PFPC Inc. pursuant to which PFPC Inc. provides certain of these administrative services on behalf of the Adviser. The Adviser earns an annual fee of $32,000. The Adviser pays PFPC Inc. an annual sub-administration fee for sub-administration services provided to the Trust equal to $12,396.

Both the Trust and the Adviser have entered into Shareholder Servicing Agreements with the insurance companies that offer the Portfolio whereby a fee is paid to the insurance companies who administer omnibus accounts for the policyholders electing to invest in the Portfolio. Pursuant to provisions adopted by the Board of Trustees, the Adviser has agreed to pay these fees directly. The Portfolio has agreed to reimburse the Adviser for the amount the Portfolio would have been charged by their transfer agent for administering the accounts on an individual basis. The amount, reimbursed to the Adviser, is included in Service Fees on the accompanying Statement of Operations. For the year ended December 31, 2006, such Service Fees amounted to $889,000.

4. RELATED PARTY TRANSACTIONS

BROKERAGE COMMISSIONS:

M.J. Whitman LLC, a registered broker-dealer, and Private Debt LLC, a dealer in the trading of bank debt and other private claims, operate under common control with the Adviser. For the year ended December 31, 2006, the Portfolio incurred brokerage commissions paid to M.J. Whitman LLC in the amount of $138,830.

An employee of the Adviser serves as a member of the Board of Directors of a company in which the Portfolio has an investment. For the year ended December 31, 2006, the Portfolio received $101 in fees related to this Board position, which is included in Other income on the accompanying Statement of Operations as a result of the employee's role at this company.

                          [LOGO OF THIRD AVENUE FUNDS]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2006

5. CAPITAL SHARE TRANSACTIONS

The Portfolio is authorized to issue an unlimited number of shares of beneficial interest with $0.001 par value.

Transactions in capital stock were as follows:

                                                                  FOR THE                  FOR THE
                                                                YEAR ENDED               YEAR ENDED
Increase in Portfolio shares                                 DECEMBER 31, 2006        DECEMBER 31, 2005
                                                             -----------------        -----------------
Shares outstanding at beginning of period                        17,558,387              16,503,230
                                                                -----------             -----------
  Shares sold                                                     2,071,047               1,921,294
  Shares reinvested from dividends and distributions              1,085,376                 574,439
  Shares redeemed                                                (2,596,163)             (1,440,576)
                                                                -----------             -----------
Net increase in Portfolio shares                                    560,260               1,055,157
                                                                -----------             -----------
Shares outstanding at end of period                              18,118,647              17,558,387
                                                                ===========             ===========

6. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

7. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN SECURITIES:

Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign taxes on income from, and transactions in, such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Portfolio. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

HIGH YIELD DEBT:

The Portfolio currently invests in high yield, lower grade debt (commonly known as "junk bonds"). The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid.

                          [LOGO OF THIRD AVENUE FUNDS]

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
Third Avenue Variable Series Trust - Third Avenue Value Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Third Avenue Variable Series Trust
- Third Avenue Value Portfolio (the "Portfolio") at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, New York 10017
February 20, 2007

                          [LOGO OF THIRD AVENUE FUNDS]

                             MANAGEMENT OF THE TRUST
                                   (UNAUDITED)

Information pertaining to the Trustees and officers of the Trust is set forth below. The fund complex includes four portfolios in the Third Avenue Trust and one portfolio in the Third Avenue Variable Series Trust. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge upon request, by calling (800) 443-1021.

INTERESTED TRUSTEES

                             TERM OF OFFICE   POSITION(S)
                             AND LENGTH OF    HELD WITH       PRINCIPAL OCCUPATION(S)           OTHER DIRECTORSHIPS
NAME, AGE & ADDRESS          TIME SERVED*     REGISTRANT      DURING PAST 5 YEARS               HELD BY TRUSTEE
-------------------          ------------     ----------      -------------------               ---------------
MARTIN J. WHITMAN** (82)     Trustee since    Chairman and    Chairman (3/90 to Present)        Director (8/90 to 10/04) of
622 Third Avenue             7/99             Trustee         Chief Executive Officer (CEO)     Danielson Holding Corporation;
New York, NY                                                  (3/90 to 9/03), President (1/91   Director (3/91 to Present) of
10017                                                         to 5/98) of Third Avenue Trust;   Nabors Industries, Ltd.,
                                                              Chairman (7/99 to Present) CEO    (international oil drilling
                                                              (7/99 to 9/03) of Third Avenue    services).
                                                              Variable Series Trust; Co-Chief
                                                              Investment Officer (2/03 to
                                                              Present), Chief Investment
                                                              Officer (CIO) (1/91 to 2/03),
                                                              Chairman and CEO (3/90 to
                                                              8/02), President (1/91 to
                                                              2/98), of EQSF Advisers, Inc.
                                                              and its successor, Third Avenue
                                                              Management LLC; CEO, President
                                                              and Director (10/74 to Present)
                                                              of Martin J. Whitman & Co.,
                                                              Inc. (private investment
                                                              company); CEO (7/96 to 6/02)
                                                              and Chairman (8/90 to 8/99) of
                                                              Danielson Holding Corporation;
                                                              Chairman (1/95 to 8/02) and CIO
                                                              (10/92 to 8/02) of M.J. Whitman
                                                              Advisers, Inc.(reg. investment
                                                              adviser); Distinguished
                                                              Management Fellow (1972 to
                                                              Present) and Member of the
                                                              Advisory Board (10/94 to 6/95)
                                                              of the Yale School of
                                                              Management at Yale University;
                                                              Chartered Financial Analyst.

                          [LOGO OF THIRD AVENUE FUNDS]

INTERESTED TRUSTEES

                             TERM OF OFFICE   POSITION(S)
                             AND LENGTH OF    HELD WITH       PRINCIPAL OCCUPATION(S)           OTHER DIRECTORSHIPS
NAME, AGE & ADDRESS          TIME SERVED*     REGISTRANT      DURING PAST 5 YEARS               HELD BY TRUSTEE
-------------------          ------------     ----------      -------------------               ---------------

DAVID M. BARSE** (44)        Trustee since    President,      President (5/98 to Present),      Director (7/96 to Present) of
622 Third Avenue             9/01             CEO and         Trustee (9/01 to Present), CEO    Covanta Holding Corporation,
New York, NY                                  Trustee         (9/03 toPresent) and Executive    formerly Danielson Holding
10017                                                         Vice President (4/95 to 5/98)     Corporation; Director (3/01 to
                                                              of Third Avenue Trust;            Present) of ACA Capital
                                                              President (7/99 to Present),      Holdings, Inc. (credit
                                                              Trustee (9/01 to Present) and     enhancement).
                                                              CEO (9/03 to Present) of Third
                                                              Avenue Variable Series Trust;
                                                              CEO (4/03 to Present),
                                                              President (2/98 to Present),
                                                              Director (4/95 to 12/02) and
                                                              Executive Vice President (4/95
                                                              to 2/98) of EQSF Advisers, Inc.
                                                              and its successor, Third Avenue
                                                              Management LLC and
                                                              subsidiaries; CEO (7/99 to
                                                              Present), President (6/95 to
                                                              Present), Director (1/95 to
                                                              Present) of M.J. Whitman, Inc.
                                                              and its successor, M.J. Whitman
                                                              LLC (registered broker-dealer)
                                                              and subsidiaries; President
                                                              (7/96 to 6/02) of Danielson
                                                              Holding Corp.; CEO (7/99 to
                                                              8/02), President (6/95 to
                                                              8/02), Director (1/95 to 8/02)
                                                              of M.J. Whitman Advisers, Inc.
                                                              (registered investment
                                                              adviser).

INDEPENDENT TRUSTEES

JACK W. ABER (69)            Trustee since    Trustee         Professor of Finance (1972 to     Trustee, The Managers Funds
51 Columbia Street           8/02                             Present) of Boston University     (1999 to Present) (9
Brookline, MA 02446                                           School of Management, Trustee     portfolios); Trustee of
                                                              of Third Avenue Variable Series   Managers AMG Funds (1999 to
                                                              Trust (8/02 to Present);          Present) (6 portfolios),
                                                              Trustee of Third Avenue Trust     Managers Trust I (2000 to
                                                              (8/02 to Present).                Present) (11 portfolios) and
                                                                                                Managers Trust II (2000 to
                                                                                                Present) (7 portfolios);
                                                                                                Trustee of Appleton Growth
                                                                                                Fund.

                          [LOGO OF THIRD AVENUE FUNDS]

INDEPENDENT TRUSTEES

                             TERM OF OFFICE   POSITION(S)
                             AND LENGTH OF    HELD WITH       PRINCIPAL OCCUPATION(S)           OTHER DIRECTORSHIPS
NAME, AGE & ADDRESS          TIME SERVED*     REGISTRANT      DURING PAST 5 YEARS               HELD BY TRUSTEE
-------------------          ------------     ----------      -------------------               ---------------

WILLIAM E. CHAPMAN, II (65)  Trustee since    Trustee         Trustee; President and Owner      Trustee, The Managers Funds
380 Gulf of Mexico Drive,    8/02                             (1998 to Present) of Longboat     (1999 to Present) (9
#531                                                          Retirement Planning Solutions     portfolios); Trustee of
Longboat Key, FL 34228                                        (consulting firm); part-time      Managers AMG Funds (1999 to
                                                              employee delivering retirement    Present) (6 portfolios),
                                                              and investment education          Managers Trust I (2000 to
                                                              seminars (1/00 to Present) for    Present) (11 portfolios) and
                                                              Hewitt Associates, LLC            Managers Trust II (2000 to
                                                              (consulting firm); Trustee        Present) (7 portfolios).
                                                              (5/02 to Present) of Bowdoin
                                                              College; various roles, the
                                                              last of which was President of
                                                              the Retirement Plans Group
                                                              (1990 to 1998) with Kemper
                                                              Funds (mutual funds group);
                                                              investment sales, marketing and
                                                              general management roles (1966
                                                              to 1990) with CIGNA (insurance
                                                              group). Trustee of Third Avenue
                                                              Variable Series Trust (8/02 to
                                                              Present); Trustee of Third
                                                              Avenue Trust (8/02 to Present).

LUCINDA FRANKS (60)          Trustee since    Trustee         Journalist (1969 to Present);     N/A
64 East 86th Street          7/99                             Special Correspondent, Talk
New York, NY                                                  Magazine (1999-2000); Trustee
10028                                                         of Third Avenue Variable Series
                                                              Trust (7/99 to Present);
                                                              Trustee of Third Avenue Trust
                                                              (2/98 to Present).

EDWARD J. KAIER (61)         Trustee since    Trustee         Partner (1977 to Present) at      Trustee, The Managers Funds
111 N. Lowry's Lane          8/02                             Hepburn Willcox Hamilton &        (1999 to Present) (9
Rosemont, PA 19010                                            Putnam (law firm); Trustee of     portfolios), Trustee of
                                                              Third Avenue Variable Series      Managers AMG Funds (1999 to
                                                              Trust (8/02 to Present);          Present) (6 portfolios),
                                                              Trustee of Third Avenue Trust     Managers Trust I (2000 to
                                                              (8/02 to Present).                Present) (11 portfolios) and
                                                                                                Managers Trust II (2000 to
                                                                                                Present) (7 portfolios).

                          [LOGO OF THIRD AVENUE FUNDS]

INDEPENDENT TRUSTEES

                             TERM OF OFFICE   POSITION(S)
                             AND LENGTH OF    HELD WITH       PRINCIPAL OCCUPATION(S)           OTHER DIRECTORSHIPS
NAME, AGE & ADDRESS          TIME SERVED*     REGISTRANT      DURING PAST 5 YEARS               HELD BY TRUSTEE
-------------------          ------------     ----------      -------------------               ---------------
MARVIN MOSER, M.D. (83)      Trustee since    Trustee         Clinical Professor of Medicine    Director (1997 to Present) of
13 Murray Hill Road          7/99                             (1984 to Present) at Yale         Nutrition 21 Co. (marketing);
Scarsdale, NY                                                 University School of Medicine;    Director (2002 to Present) of
10583                                                         Trustee (1992 to 2002) of the     Comprehensive Neuroscience
                                                              Trudeau Institute (medical        (research and pharmaceutical
                                                              research institute); Senior       site management company).
                                                              Medical Consultant (1974 to
                                                              2002) for the National High
                                                              Blood Pressure Education
                                                              Program of the National Heart,
                                                              Lung and Blood Institute;
                                                              Trustee of Third Avenue
                                                              Variable Series Trust (7/99 to
                                                              Present); Trustee or Director
                                                              of Third Avenue Trust or its
                                                              predecessor (11/94 to Present).

ERIC RAKOWSKI (48)           Trustee since    Trustee         Professor (1990 to Present) at    Trustee, The Managers Funds
571 Woodmont Avenue          8/02                             University of California at       (1999 to Present) (9
Berkeley, CA 94708                                            Berkeley School of Law;           portfolios), Trustee of
                                                              Visiting Professor (1998-1999)    Managers AMG Funds (1999 to
                                                              at Harvard Law School. Trustee    Present) (6 portfolios),
                                                              of Third Avenue Variable Series   Managers Trust I (2000 to
                                                              Trust (8/02 to Present);          Present) (11 portfolios) and
                                                              Trustee of Third Avenue Trust     Managers Trust II (2000 to
                                                              (8/02 to Present).                Present) (7 portfolios).

MARTIN SHUBIK (80)           Trustee since    Trustee         Seymour H. Knox Professor (1975   N/A
Yale University              7/99                             to Present) of Mathematical and
Dept. of Economics                                            Institutional Economics, Yale
Box 2125, Yale Station                                        University; Trustee of Third
New Haven, CT                                                 Avenue Variable Series Trust
06520                                                         (7/99 to Present); Trustee or
                                                              Director of Third Avenue Trust
                                                              or its predecessor (11/90 to
                                                              Present).

CHARLES C. WALDEN (62)       Trustee since    Trustee         Executive Vice-President of       N/A
11 Williamsburg Circle,      7/99                             Investments and Chief
Madison, CT                                                   Investment Officer (1973 to
06443                                                         Present) Knights of Columbus
                                                              (fraternal benefit society
                                                              selling life insurance and
                                                              annuities); Trustee of Third
                                                              Avenue Variable Series Trust
                                                              (7/99 to Present); Trustee or
                                                              Director of Third Avenue Trust
                                                              or its predecessor (5/96 to
                                                              Present); Chartered Financial
                                                              Analyst.

----------
*     Each trustee serves until his successor is duly elected and qualified.
** Messrs. Whitman and Barse are "interested trustees" of the Trust and the Adviser, Third Avenue Management LLC, due to their employment with and indirect ownership interests in the Adviser.

                          [LOGO OF THIRD AVENUE FUNDS]

PRINCIPAL TRUST OFFICERS WHO ARE NOT TRUSTEES

                             POSITION(S)
                             HELD WITH                                                            OTHER DIRECTORSHIPS
NAME, AGE & ADDRESS          REGISTRANT         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS       HELD BY OFFICER
-------------------          ----------         -------------------------------------------       ---------------
VINCENT J. DUGAN (41)        Treasurer and      Treasurer and Chief Financial Officer (CFO)       N/A
622 Third Avenue             CFO                (9/04 to Present) of Third Avenue Trust;
New York, NY 10017                              Treasurer and CFO (9/04 to Present) of Third
                                                Avenue Variable Series Trust; Chief Operating
                                                Officer (COO) and CFO (8/04 to Present) of
                                                Third Avenue Management LLC and subsidiaries;
                                                COO and CFO (8/04 to Present) of Third Avenue
                                                Holdings Delaware LLC; COO and CFO (8/04 to
                                                Present) of MJ Whitman LLC and subsidiaries;
                                                Partner Ernst & Young LLP (6/02 to 8/04);
                                                Partner Arthur Andersen LLP (9/98 to 6/02).

MICHAEL A. BUONO (39)        Controller         Controller (5/06 to Present) of Third Avenue      N/A
622 Third Avenue                                Trust; Controller (5/06 to Present) of Third
New York, NY 10017                              Avenue Variable Series Trust; Vice President
                                                and Assistant Controller (12/05 to 5/06) of
                                                Legg Mason Partners Funds; Vice President and
                                                Assistant Controller (12/98 to 12/05)
                                                Citigroup Asset Management.

W. JAMES HALL III (42)       General Counsel    General Counsel and Secretary (6/00 to            N/A
622 Third Avenue             and Secretary      Present) of Third Avenue Trust; General
New York, NY 10017                              Counsel and Secretary (9/00 to Present) of
                                                Third Avenue Variable Series Trust; General
                                                Counsel and Secretary (9/00 to Present) of
                                                EQSF Advisers, Inc., and its successor, Third
                                                Avenue Management LLC and subsidiaries;
                                                General Counsel and Secretary (12/00 to 7/02)
                                                of Danielson Holding Corporation; General
                                                Counsel and Secretary (5/00 to Present) of
                                                M.J. Whitman, Inc. and its successor, M.J.
                                                Whitman LLC and subsidiaries; General Counsel
                                                and Secretary (5/00 to 8/02) of M.J. Whitman
                                                Advisers, Inc.

JOSEPH J. REARDON (46)       Chief Compliance   Chief Compliance Officer (CCO) (4/05 to           N/A
622 Third Avenue             Officer            Present) of Third Avenue Trust; CCO (4/05 to
New York, NY 10017                              Present) Third Avenue Variable Series Trust;
                                                CCO Third Avenue Management LLC and
                                                subsidiaries (4/05 to Present); CCO (10/04 -
                                                3/05) Weiss, Peck & Greer Funds Trust; CCO
                                                (10/94 - 3/05) Weiss, Peck & Greer Tudor
                                                Fund; Principal (10/94 - 10/04) Weiss, Peck &
                                                Greer; Vice President and Secretary (10/94 -
                                                10/04) Weiss, Peck & Greer Funds Trust,
                                                Weiss, Peck & Greer Tudor Fund, Weiss, Peck &
                                                Greer International Fund, Weiss, Peck & Greer
                                                International Fund.

                          [LOGO OF THIRD AVENUE FUNDS]

                ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS
                                   (UNAUDITED)

At a meeting of the Board of Trustees of the Trust held on June 1, 2006, the Trustees, by a unanimous vote (including a separate vote of those Trustees who are not "interested persons" (as the term is defined in the 1940 Act) (the "Independent Trustees")), approved the renewal of the Portfolio Investment Advisory Agreement (the "Agreement"). In advance of the meeting, the Independent Trustees, through their independent legal counsel, requested extensive materials, and the Adviser provided them, to assist the Board in considering the renewal of the Agreement. The Board engaged in a detailed discussion of the materials with the Adviser. The Independent Trustees then met separately with their independent legal counsel for a discussion of the Adviser's presentation and materials. In considering the Agreement, the Trustees did not identify any single overriding factor and instead considered all factors collectively. As a part of their decision-making process, the Trustees noted that the Adviser has managed the Portfolio since its inception, and that the Trustees believe that a long-term relationship with a capable, conscientious adviser is in the best interest of the Portfolio. Following this session, the full Board reconvened and approved the continuation of the Agreement as being in the best interests of the Portfolio and its shareholders. The following is a summary of the discussions and conclusions regarding the material factors that formed the basis for the Board's approval.

FACTORS CONSIDERED

A. FINANCIAL CONDITION OF THE ADVISER; ADVISORY FEES: PROFITABILITY.

The Trustees received a presentation from representatives of the Adviser, including a report prepared by Lipper Inc., and reviewed and considered:

      1. the financial condition of the Adviser to determine that the Adviser is solvent and sufficiently well capitalized to perform its ongoing responsibilities to the Portfolio;

      2. the information sources and methodology used in the selection of funds to be included in the comparison universe and the competitive fund group used in comparative analyses of the Portfolio's advisory fees and expense ratio and in analyzing the Portfolio's performance;

      3. the Portfolio's advisory fee and total expenses versus those of the comparison universe and competitive fund group, noting the Portfolio's generally competitive ranking within the universe and that its fees and expenses generally were well within the range of those of the funds in its competitive group;

      4. performance/expense analysis of the Portfolio and funds in its competitive fund group;

      5. a comparison of fees paid to the Adviser versus fees paid by similar funds advised and sub-advised by the Adviser;

      6.    advisory fee breakpoints of funds in the competitive groups;

      7. information presented in respect of economies of scale, noting the competitive expense ratios, the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Portfolio and the trend of declining or generally stable gross expense ratios of the Portfolio since inception;

      8. the profitability to the Adviser resulting from the Agreement, reviewing the dollar amount of expenses allocated and revenue received by the Adviser and the method used to determine such expenses and corresponding profit; and

      9. brokerage commission revenue to the Adviser's affiliated broker-dealer from transactions executed for the Portfolio, including the quarterly brokerage analysis performed by a third party service and provided to the Trustees analyzing, among other things, the affiliated broker-dealer's per share commission and execution costs.

                          [LOGO OF THIRD AVENUE FUNDS]

                                   (UNAUDITED)

B. DESCRIPTION OF PERSONNEL AND SERVICE PROVIDED BY THE ADVISER.

The Trustees reviewed with representatives of the Adviser, and considered:

      1. the nature, extent and quality of services rendered to the Portfolio, including the Adviser's investment, senior management and operational personnel and the oversight of day-to-day operations of the Portfolio provided by the Adviser;

      2.    the  Adviser's  research  and  portfolio  management   capabilities,
            particularly the intensive research undertaken in connection with the Adviser's deep value philosophy; and

      3. the value added through the Adviser's active management style that includes participation in corporate restructurings.

C. COMPLIANCE MATTERS

      1.    The  Trustees  met  in  private   session  with  the  Trust's  Chief
            Compliance Officer and reviewed the operation of the Trust's and the Adviser's compliance programs.

D. INVESTMENT PERFORMANCE OF THE PORTFOLIO AND ADVISER.

      1. The Trustees reviewed total return information for the Portfolio versus the comparison universe and competitive funds group and compared to the Portfolio's benchmark index for various periods and since inception.

      2. It was noted that the Portfolio's performance was favorable both on an absolute basis and, since inception, relative to that of funds in the comparison universe and competitive group and the Portfolio's benchmark.

CONCLUSIONS

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate. The Trustees considered, evaluated and were satisfied with the Portfolio's historical performance. They also considered the advisory fee and expense ratio of the Portfolio and evaluated the comparisons to those of funds in the comparable universe and competitive group and the performance/expense analysis, as discussed in the Adviser's presentation. The Trustees discussed the Adviser's profitability, and it was noted that the profitability percentage for the Portfolio was within ranges in relevant court cases upholding board approval of particular advisory agreements. The Trustees concluded that the Portfolio's fee paid to the Adviser was reasonable in light of comparative performance and advisory fee and expense information, costs of the services provided and profits and other benefits derived by the Adviser and its affiliates from their relationship with the Portfolio. The Trustees also considered the advisory fees charged for similar funds advised and sub-advised by the Adviser and reviewed the nature of the services provided and differences, from the Adviser's perspective, in management of the Funds as compared to advisory services provided to other advised and sub-advised funds. The Trustees recognized that any differences in fees paid were consistent with the differences in services provided by the Adviser.

The Trustees considered whether economies of scale are shared with the Portfolio and considered the Portfolio's competitive fee structure, the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Portfolio, and the size of the Portfolio. The Trustees concluded that operational economies of scale had benefited the Portfolio and that there were no other material economies of scale in which the Portfolio should share.

                          [LOGO OF THIRD AVENUE FUNDS]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                        SCHEDULE OF SHAREHOLDER EXPENSES
                                   (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2006 and held for the entire reporting period ended December 31, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                             EXPENSES PAID
                                 BEGINNING                ENDING           DURING THE PERIOD
                                ACCOUNT VALUE          ACCOUNT VALUE        JULY 1, 2006 TO        ANNUALIZED
                                JULY 1, 2006         DECEMBER 31, 2006    DECEMBER 31, 2006*      EXPENSE RATIO
                                ------------         -----------------    ------------------      -------------
   Actual                          $1,000                 $1,086                 $6.15                1.17%
   Hypothetical                    $1,000                 $1,019                 $5.96                1.17%

* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365.

                          [LOGO OF THIRD AVENUE FUNDS]

                       THIRD AVENUE VARIABLE SERIES TRUST
                         FEDERAL TAX STATUS OF DIVIDENDS
                                   (UNAUDITED)

The following information represents the tax status of dividends and distributions paid by the Portfolio during the fiscal year ended December 31, 2006. This information is presented to meet regulatory requirements and no current action on your part is required.

THIRD AVENUE VALUE PORTFOLIO

Of the $1.737 per share paid to you in cash or reinvested into your account during the fiscal year ended December 31, 2006, $0.394 was derived from net investment income, $0.018 from short-term capital gains, which are taxed as ordinary income and $1.325 from long-term capital gains. Of the total ordinary income (including short-term capital gains) distributed 42.93% or the maximum amount allowable is qualified dividend income for purposes of Internal Revenue Code Section 1(h)(11). 28.00% of the total ordinary income distributed qualifies for the Corporate Dividends Received Deduction.

                                BOARD OF TRUSTEES

                                  Jack W. Aber
                                 David M. Barse
                              William E. Chapman II
                                 Lucinda Franks
                                 Edward J. Kaier
                                  Marvin Moser
                                  Eric Rakowski
                                  Martin Shubik
                                Charles C. Walden
                                Martin J. Whitman

                                    OFFICERS

                                Martin J. Whitman
                              Chairman of the Board
                                 David M. Barse
                       President, Chief Executive Officer
                                Vincent J. Dugan
                       Chief Financial Officer, Treasurer
                                Michael A. Buono
                                   Controller
                                  W. James Hall
                           General Counsel, Secretary
                                Joseph J. Reardon
                            Chief Compliance Officer

                                 TRANSFER AGENT

                                    PFPC Inc.
                                  P.O. Box 9802
                            Providence, RI 02940-8002
                                 (610) 239-4600
                           (800) 443-1021 (toll-free)

                               INVESTMENT ADVISER

                           Third Avenue Management LLC
                                622 Third Avenue
                               New York, NY 10017

                          INDEPENDENT REGISTERED PUBLIC
                                 ACCOUNTING FIRM

                           PricewaterhouseCoopers LLP
                               300 Madison Avenue
                               New York, NY 10017

                                    CUSTODIAN

                             Custodial Trust Company
                               101 Carnegie Center
                               Princeton, NJ 08540

                          [LOGO OF THIRD AVENUE FUNDS]

                               THIRD AVENUE FUNDS
                                622 THIRD AVENUE
                               NEW YORK, NY 10017
                              PHONE (212) 888-5222
                            TOLL FREE (800) 443-1021
                               FAX (212) 888-6757
                                WWW.THIRDAVE.COM

ITEM 2. CODE OF ETHICS.

At December 31, 2006, the Trust had a code of ethics (the "Code of Ethics") that applies to its principal executive officer and principal financial officer. This Code of Ethics is attached as an exhibit hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees has designated Jack Aber, an "independent" Trustee, as the Trust's audit committee financial expert and has determined that it has three audit committee financial experts serving on its audit committee, each of whom is an "independent" Trustee: Jack Aber, Martin Shubik and Charles Walden. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The aggregate fees billed to the Trust for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Trust's principal accountant (the "Accountant") for the audit of the Trust's annual financial statements or services that are normally provided by the Accountant in connection with statutory and regulatory filings or engagements for the Reporting Periods were $48,000, including out of pocket expenses of $1,200, for the fiscal year ending December 31, 2006 and $44,000, including out of pocket expenses of $1,000, for the fiscal year ending December 31, 2005.

(b) AUDIT-RELATED FEES. There were no fees billed to the Trust in the Reporting Periods for assurance and related services by the Accountant that are reasonably related to the performance of the audit of the Trust's financial statements and are not reported above in Item 4(a). There were no audit-related services provided to the Trust's investment adviser or any entity controlling, controlled by or under common control with the Trust's investment adviser that provides ongoing services to the Trust ("Service

Affiliates") during the Reporting Periods that were required to be pre-approved by the Trust's Audit Committee.

(c) TAX FEES. The aggregate fees billed to the Trust in the Reporting Periods for professional services rendered by the Accountant for tax compliance, tax advice and tax planning were $11,700 for the fiscal year ending December 31, 2006 and $8,400 for the fiscal year ending December 31, 2005. These services related to the preparation of tax returns and the review of tax-related issues. There were no tax services provided to Service Affiliates during the Reporting Periods that were required to be pre-approved by the Trust's Audit Committee.

(d) ALL OTHER FEES. There were no fees to the Trust billed the Reporting Periods for products and services provided by the Accountant, other than the services reported above in Items 4(a) through (c) to Service Affiliates. There were no other services provided during the Reporting Periods that were required to be pre-approved by the Trust's Audit Committee.

(e) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES.

      (i) The Trust's audit committee pre-approves the Accountant's engagement for audit and non-audit services to the Trust and certain non-audit services to the investment adviser and its affiliates (as required) on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the Accountant's independence.

      (ii) There were no services provided to the Trust or Service Affiliates during the Reporting Periods for which the pre-approval requirement was waived pursuant to Rule 2.01 (c) (7) (i) (C).

(f) Not applicable.

(g) The aggregate non-audit fees billed by the Accountant for services rendered to the Trust and Service Affiliates for the Reporting Periods were $65,000 for the fiscal year ending December 31, 2006 and $40,500 for the fiscal year ending December 31, 2005.

(h) The Trust's audit committee has considered whether the provision of non-audit services that were rendered to Service Affiliates were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the Accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of the Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)    Code of Ethics

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THIRD AVENUE VARIABLE SERIES TRUST


By:    /s/ David M. Barse
Name:  David M. Barse
Title: Principal Executive Officer
Date:  February 28, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ David M. Barse
Name:  David M. Barse
Title: Principal Executive Officer
Date:  February 28, 2007


By:    /s/ Vincent J. Dugan
Name:  Vincent J. Dugan
Title: Principal Financial Officer
Date:  February 28, 2007